Long-term investments net (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Long-term investments, net
Balance at beginning of the period	$ 0	$ 0
Investment in Ewayforest Group Limited	99,676,733	0
Loss from equity method investments	(429,641)	0
Balance at end of the period	$ 99,247,092	$ 0